LEASING (Details 3) R$ in Millions	12 Months Ended
Dec. 31, 2022 BRL (R$)
Nominal [member]
IfrsStatementLineItems [Line Items]
Consideration for the leasing	R$ 806
Potential PIS/Pasep and Cofins (9.25%)	61
Adjusted To Present Value [member]
IfrsStatementLineItems [Line Items]
Consideration for the leasing	355
Potential PIS/Pasep and Cofins (9.25%)	R$ 22